Organization and Principal Activities (Details) - USD ($)																12 Months Ended
	Sep. 01, 2026	Jul. 06, 2026	Mar. 27, 2026	Mar. 16, 2026	Nov. 10, 2025	Nov. 03, 2025	Oct. 06, 2025	Apr. 02, 2025	Mar. 31, 2025	Feb. 28, 2025	Nov. 18, 2024	Aug. 16, 2024	Jun. 03, 2024	Apr. 17, 2024	Jun. 12, 2023	Dec. 31, 2025	Jan. 22, 2026	Nov. 12, 2025	Nov. 04, 2025	Oct. 15, 2025	Jul. 24, 2025	Jun. 03, 2025	Apr. 01, 2025	Dec. 31, 2024	[1]	Aug. 28, 2024	Aug. 12, 2024	Aug. 07, 2024	Dec. 31, 2023	[1]	Dec. 06, 2023
Organization and Principal Activities [Line Items]
Receipt of loan															$ 140,000
Net tangible assets																															$ 5,000,000
Percentage of equity of an investee																50.00%
Dividends preference shares rate																15.00%
Issuance of ordinary shares (in Shares)										2,500,000			102,890,000	53,600,000
Equity investment amount														$ 30,000,000									$ 3,200,000
Deemed price per share (in Dollars per share)													$ 6
Aggregate amount													$ 617,340,000
Investors amount													$ 6,000,000
Warrant to purchase shares (in Shares)																1,224,328								3,555,678
Common stock selling value											$ 100,000,000
Common stock potential value											300,000,000
Reverse Stock Splits (in Shares)										4.63						15,740
Deemed value										$ 1.7
Awards granted									$ 1,054,260
Ordinary shares (in Shares)									454,812
Outstanding ordinary sharespercentage																20.00%
Securities purchase agreement																						$ 3,200,000
Convertible principal amount								$ 2,000,000
Interest rate																14.75%
Purchase agreement																					$ 300,000
Purchase price percentage							36.00%
Gross sales revenue percentage							36.00%
Brokerage fee percentage							10.00%
Revenue percentage							2.00%
Convertible Promissory notes																	$ 157,000		$ 107,000	$ 257,000
Tokenization tranche amount						$ 100,000,000
NewGenIvf Limited [Member]
Organization and Principal Activities [Line Items]
Aggregate loans principal amount															$ 560,000
Forecast [Member]
Organization and Principal Activities [Line Items]
Reverse Stock Splits (in Shares)	4	4		4
Stock splits (in Shares)				12,634
Outstanding ordinary sharespercentage			20.00%
Stock Issued During Period, Shares, Employee Stock Ownership Plan (in Shares)			555,584
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)			12,634
Series A Warrant [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)																2,142,940
Senior Convertible Notes [Member]
Organization and Principal Activities [Line Items]
Principal amount																												$ 1,100,000
Senior Convertible Notes [Member] | Warrant [Member]
Organization and Principal Activities [Line Items]
Principal amount																											$ 2,700,000
Additional Notes [Member]
Organization and Principal Activities [Line Items]
Convertible notes																												$ 9,500,000
Second Additional Note [Member]
Organization and Principal Activities [Line Items]
Conversion price (in Dollars per share)												$ 0.658
Conversion Rate [Member]
Organization and Principal Activities [Line Items]
Conversion price (in Dollars per share)																											$ 0.83
Second Additional Mandatory Note [Member]
Organization and Principal Activities [Line Items]
Principal amount												$ 1,500,000
Interest rate												14.75%
Gross proceeds												$ 1,395,000
Maturity, term												4 years 6 months
White Lion Capital, LLC [Member]
Organization and Principal Activities [Line Items]
Principal amount											100,000,000
Line of credit											500,000,000
JAK Opportunities VI LLC (“JAK”) [Member] | Senior Convertible Notes [Member]
Organization and Principal Activities [Line Items]
Principal amount																										$ 500,000
Vanguish Funding Group [Member]
Organization and Principal Activities [Line Items]
Convertible Promissory notes																				$ 3
Labrys Fund II, LP [Member]
Organization and Principal Activities [Line Items]
Convertible Promissory notes																		$ 250,000
EWIHL [Member]
Organization and Principal Activities [Line Items]
Consideration amount														$ 268,000,000
MicroSort Acquisition [Member]
Organization and Principal Activities [Line Items]
Consideration amount										5,000,000
NewGen [Member]
Organization and Principal Activities [Line Items]
Business combination cash										$ 750,000
Securities Purchase Agreement [Member] | Second Additional Note [Member]
Organization and Principal Activities [Line Items]
Interest rate																											14.75%
Maximum [Member]
Organization and Principal Activities [Line Items]
Merger activity drawn											500,000,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Merger activity drawn											$ 250,000,000
Business combination cash																$ 750,000
Common Class A [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)																2.71												1,325,301
Convertible notes																$ 600,000
Company repurchase of shares					$ 2,000,000
Common Class A [Member] | Series A Warrant [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)																											1,325,301
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)																												180,722
Class B Ordinary Shares [Member] | Series B Warrant [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)																											180,722
Common Stock [Member]
Organization and Principal Activities [Line Items]
Convertible notes																							$ 25,600,000
Reverse Stock Splits (in Shares)									39
COVIRIX [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest													100.00%
NewGen [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest													85.80%
NewGen Property [Member]
Organization and Principal Activities [Line Items]
Equity investment percentage							60.00%

[1]	Adjusted for the effects of the RSS in May 2025.